Series J Redeemable Convertible Preferred Stock	9 Months Ended
Sep. 30, 2013
Text Block [Abstract]
Series J Redeemable Convertible Preferred Stock

NOTE 8. SERIES J REDEEMABLE CONVERTIBLE PREFERRED STOCK

Series J Preferred Stock

On September 11, 2013, the Company entered into the Series J Subscription Agreement with Riverwood Holdings, PCA Holdings and Holdings II, pursuant to which the Company issued an aggregate of 17,394 shares of Series J Preferred Stock, at a price of $1,000 per share, for gross proceeds of $17.4 million. The Company issued 12,500, 2,500 and 2,394 shares of Series J Preferred Stock to Holdings II, PCA Holdings and Riverwood Holdings, respectively. As compensation for advisory services provided by Pegasus, on September 11, 2013, the Company issued a warrant to Holdings II (the “Pegasus Warrant”) representing the right to purchase 10,000,000 shares of common stock at a variable exercise price that will be determined on the date of exercise.

In connection with the Series J Preferred Offering, and pursuant to the certificates of designation governing the shares of the Company’s Series H Preferred Stock (the “Series H Certificate of Designation”) and Series I Preferred Stock (the “Series I Certificate of Designation”), the Company agreed to offer to all holders of shares of Series H Preferred Stock (defined in Note 9), and Series I Preferred Stock (defined in Note 9), the right to purchase shares of Series J Preferred Stock based upon such holder’s ownership of the Company’s outstanding shares of common stock on a fully diluted, as converted basis (the “Preemptive Rights Offering”). Pursuant to the Series J Subscription Agreement, Pegasus committed to purchase the number of shares of Series J Preferred Stock equal to 20,000 minus the aggregate number of shares of Series J Preferred Stock issued in the Series J Preferred Offering and the Preemptive Rights Offering at a price per share equal to the Stated Value (the “Pegasus Series J Commitment”). On October 16, 2013, the Company completed the Preemptive Rights Offering and issued an aggregate of 1,449 shares of Series J Preferred Stock at the Stated Value, for aggregate gross proceeds of $1.4 million. Pursuant to the Pegasus Series J Commitment, Pegasus is obligated to purchase 1,157 shares of Series J Preferred Stock on or before November 19, 2013 at the Stated Value, for aggregate gross proceeds of $1.2 million.

The Series J Preferred Stock is senior to the Series H Preferred Stock, the Series I Preferred Stock and the common stock and is entitled to dividends of the same type as any dividends or other distribution of any kind payable or to be made on outstanding shares of common stock, on an as converted basis. Each share of Series J Preferred Stock is convertible at any time, at the election of the holder thereof, into the number of shares of common stock (the “Optional Conversion Shares”) equal to the quotient obtained by dividing (a) the Stated Value of such shares of Series J Preferred Stock by (b) the $0.95 conversion price, subject to certain adjustments.

The Company will redeem all outstanding shares of Series J Preferred Stock for an amount in cash equal to the Liquidation Amount (as defined below) upon the Company’s receipt of a notice from the holders of Series H Preferred Stock that would require the Company to redeem the shares of Series H Preferred Stock pursuant to the Series H Certificate of Designation. The redemption of any shares of Series J Preferred Stock would be senior and prior to any redemption of Series H Preferred Stock or Series I Preferred Stock and any holder of shares of Series J Preferred Stock may elect to have less than all or none of such holder’s shares of Series J Preferred Stock redeemed. At any time after the Company has redeemed any shares of Series H Preferred Stock, at any time thereafter each holder of shares of Series J Preferred Stock may elect to have all or a portion of such holder’s shares of Series J Preferred Stock redeemed by the Company for an amount in cash equal to the Liquidation Amount of such shares of Series J Preferred Stock.

The “Liquidation Amount” of each share of Series J Preferred Stock is equal to the greater of (a) the fair market value of the Optional Conversion Shares and (b) if the applicable reference date occurs (i) on or prior to May 26, 2014, an amount equal to the product obtained by multiplying (A) the Stated Value by (B) 1.75; and (ii) subsequent to May 26, 2014, an amount equal to the product obtained by multiplying (A) the Stated Value by (B) 2.0.

In accordance with ASC 480, “Distinguishing Liabilities from Equity,” the shares of Series J Preferred Stock are recorded as mezzanine equity because such shares contain terms that allow the holder to redeem the shares for cash, and for which redemption is not solely within the control of the Company. In accordance with ASC 480-10-S99, the Company will recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the shares of Series J Preferred Stock to equal the redemption value at the end of each reporting period. The Series J Preferred Stock was recorded at redemption value as of September 11, 2013, which included a deemed dividend due to the redemption feature and resulted in the Company recording an increase of $21.6 million to the Series J Preferred Stock with an offset in additional paid-in capital. There was no change in the redemption value as of September 30, 2013.

Pegasus Warrant

The Pegasus Warrant was issued to Holdings II on September 11, 2013 in consideration for advisory services provided by Pegasus. The Pegasus Warrant represents the right to purchase 10,000,000 shares of common stock at a variable exercise price that will be determined on the date of exercise. The exercise price will be equal to the difference obtained by subtracting (a) the fair market value for each share of common stock on the day immediately preceding the date of exercise from (b) the quotient obtained by dividing (i) approximately 2.764% of the amount by which the total equity value of the Company exceeds $523.9 million (as may be adjusted for subsequent capital raises) by (ii) the number of shares of common stock underlying the Pegasus Warrant; provided that for so long as the total equity value of the Company is less than or equal to $523.9 million (as may be adjusted for subsequent capital raises) the Pegasus Warrant will not be exercisable. The Pegasus Warrant provides for certain anti-dilution adjustments and if unexercised, expires on May 25, 2022.

The Pegasus Warrant is considered a derivative financial instrument in accordance with ASC 815-10-15, “Derivatives and Hedging” due to the variable nature of the warrant exercise price. The Pegasus Warrant was recorded as a liability at fair value using the Monte Carlo valuation method at issuance with changes in fair value measured and recorded at the end of each quarter. There was no change in fair value of the Pegasus Warrant for the period from September 11, 2013 (date of issuance) through September 30, 2013.